SCHEDULE OF DEFERRED REVENUE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred revenue - beginning of year	$ 63,009
A change in time frame for a performance obligation to be satisfied	5,908	63,009
Deferred revenue - end of year	$ 68,917	$ 63,009